FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.3	$ 1.0
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.09	0.11
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.03	1.04
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.93	0.80
Loans at fair value (held for trading and not held for trading) and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 6.9	$ 5.6
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.19
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1.01
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.96	0.87
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0275	0.0233
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0275	0.0277
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0275	0.0277
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0075	0.0085
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1915	0.1965
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0248	0.0323
Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.7
Financial liabilities measured at fair value	0.0	0.0
Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	2.3	2.2
Financial liabilities measured at fair value	0.0	0.1
Securities financing transactions
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	1.0	0.9
Securities financing transactions | At fair value
Disclosure Of Fair Value Measurement [Line Items]
Other financial liabilities	$ 0.4	$ 0.5
Securities financing transactions | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0095	0.0095
Securities financing transactions | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0181	0.0166
Debt issued designated at fair value and Other financial liabilities designated at fair value | At fair value
Disclosure Of Fair Value Measurement [Line Items]
Other financial liabilities	$ 13.3	$ 13.9
Interest rate
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	0.8	1.2
Financial liabilities measured at fair value	$ 0.3	$ 0.3
Interest rate | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0061	0.0061
Interest rate | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0080	0.0085
Credit
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.4	$ 0.3
Financial liabilities measured at fair value	$ 0.5	$ 0.3
Credit | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0004	0.0003
Credit | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1040	0.1040
Credit | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Credit | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60	0.60
Credit | Option model | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Credit | Option model | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.40	0.40
Equity / index
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.3	$ 1.4
Financial liabilities measured at fair value	$ 4.4	$ 4.2
Equity / index | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Equity / index | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.09	0.11
Equity / index | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.03
Equity / index | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.95	1.04
Equity / index | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.65)	(0.65)
Equity / index | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.70	0.70
Equity / index | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.13	(0.10)
Equity / index | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.66	0.80
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1